UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/12

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS – 6.4% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) – 6.2%
	Biotechnologies/Biopharmaceuticals – 1.6%
7,399,474	Celladon Corporation Series A-1	$3,322,364
3,696,765	EBI Life Sciences, Inc. Series A (c)	16,266
4,118,954	Euthymics Biosciences, Inc. Series A (c)	3,779,964
358,852	MacroGenics, Inc. Series D	234,007
3,696,765	Neurovance, Inc. Series A (c)	287,608
4,977,548	Neurovance, Inc. Series A-1 (c)	387,253
		8,027,462
	Healthcare Services – 1.3%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	1,866,606
149,183	PHT Corporation Series F (c)	395,529
		6,462,135
	Medical Devices and Diagnostics – 3.3%
3,424,756	CardioKinetix, Inc. Series C (c)	0
6,155,027	CardioKinetix, Inc. Series D (c)	34,468
12,177,507	CardioKinetix, Inc. Series E (c)	2,311,291
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 7/07/21) (c) (d)	0
3,109,861	Dynex Technologies, Inc. Series A (c)	559,775
142,210	Dynex Technologies, Inc. warrants (expiration 4/01/19) (c)	0
11,335	Dynex Technologies, Inc. warrants (expiration 5/06/19) (c)	0
4,499,218	IlluminOss Medical, Inc. Series C-1 (c)	1,725,000
3,669,024	Labcyte, Inc. Series C	2,403,211
160,767	Labcyte, Inc. Series D	102,891
3,109,861	Magellan Diagnostics, Inc. Series A (c)	2,131,188
142,210	Magellan Diagnostics, Inc. warrants (expiration 4/01/19) (c)	0
11,335	Magellan Diagnostics, Inc. warrants (expiration 5/06/19) (c)	0
13,823,805	Palyon Medical Corporation Series A (c)	1,893,861
N/A	Palyon Medical Corporation warrants (expiration 4/26/19) (c) (d)	0
65,217	TherOx, Inc. Series H	652
149,469	TherOx, Inc. Series I	1,495
4,720,000	Tibion Corporation Series B	1,416,000
N/A	Tibion Corporation warrants (expiration 7/12/17) (d)	0
N/A	Tibion Corporation warrants (expiration 10/30/17) (d)	0
N/A	Tibion Corporation warrants (expiration 11/28/17) (d)	0
3,750,143	Veniti, Inc. Series A (c)	3,585,137
		16,164,969
		30,654,566

The accompanying notes are an integral part of these schedule of investments.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes (a) – 0.2%
	Medical Devices and Diagnostics (Restricted) – 0.2%
$737,500	Palyon Medical Corporation Cvt. Promissory Note, 8.00% due 4/26/13 (c)	$737,500
483,105	Tibion Corporation Cvt. Promissory Note, 6.00% due 7/12/13	483,105
	TOTAL CONVERTIBLE NOTES	1,220,605
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $37,949,819)	31,875,171

SHARES
	COMMON STOCKS AND WARRANTS – 90.6%
	Biotechnologies/Biopharmaceuticals – 53.5%
93,635	Acorda Therapeutics, Inc. (b)	2,327,766
231,115	Alexion Pharmaceuticals, Inc. (b)	21,680,897
312,351	Alkermes plc (b)	5,784,740
108,700	Allergan, Inc.	9,971,051
461,126	Amarin Corporation plc (b) (f)	3,730,509
6,808	Amgen, Inc.	587,667
5,910,745	Antisoma plc (b) (e)	178,227
426,848	ARIAD Pharmaceuticals, Inc. (b)	8,186,945
77,675	Baxter International, Inc.	5,177,815
151,080	Biogen Idec, Inc. (b)	22,158,904
403,533	Celgene Corporation (b)	31,766,118
258,025	Ceres, Inc. (b)	1,171,433
2,723	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	926
178,158	Cubist Pharmaceuticals, Inc. (b)	7,493,325
617,585	Curis, Inc. (b)	2,118,317
376,728	Dendreon Corporation (b)	1,989,124
519,971	Gilead Sciences, Inc. (b)	38,191,870
367,784	Keryx Biopharmaceuticals, Inc. (b)	963,594
466,980	Nektar Therapeutics (b)	3,460,322
871,221	Neurocrine Biosciences, Inc. (b)	6,516,733
404,250	NPS Pharmaceuticals, Inc. (b)	3,678,675
127,788	Onyx Pharmaceuticals, Inc. (b)	9,651,828
762,910	Puma Biotechnology, Inc. (b)	14,304,562
258,115	Questcor Pharmaceuticals, Inc.	6,896,833
210,044	Regeneron Pharmaceuticals, Inc. (b)	35,932,227
51,568	United Therapeutics Corporation (b)	2,754,763
610,595	Verastem, Inc. (b)	5,367,130
262,295	Vertex Pharmaceuticals, Inc. (b)	11,000,652
181,353	VIVUS, Inc. (b)	2,433,757
		265,476,710

The accompanying notes are an integral part of these schedule of investments.

SHARES		VALUE
	Drug Delivery – 1.6%
6,651,340	A.P. Pharma, Inc. (b)	$3,624,980
4,600,000	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	1,283,400
1,023,650	IntelliPharmaCeutics International, Inc. (b) (c)	2,528,416
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	41,418
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	345,150
		7,823,364
	Drug Discovery Technologies – 1.8%
393,773	Immunogen, Inc. (b)	5,020,606
244,312	Incyte Corporation (b)	4,058,022
70	Zyomyx, Inc. (Restricted) (a) (b)	18
		9,078,646
	Generic Pharmaceuticals – 10.9%
609,310	Akorn, Inc. (b)	8,140,382
245,214	Impax Laboratories, Inc. (b)	5,024,435
501,580	Mylan, Inc. (b)	13,783,418
136,379	Perrigo Company	14,187,507
196,358	Teva Pharmaceutical Industries Ltd. (f)	7,332,008
63,135	Watson Pharmaceuticals, Inc. (b)	5,429,610
		53,897,360
	Healthcare Services – 5.9%
197,241	Aetna, Inc.	9,132,258
96,600	Covance, Inc. (b)	5,580,582
71,591	CVS Caremark Corporation	3,461,425
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	871,110
56,862	McKesson Corporation	5,513,339
82,436	UnitedHealth Group, Inc.	4,471,329
		29,030,043
	Medical Devices and Diagnostics – 8.0%
463,627	Accuray, Inc. (b)	2,981,122
351,726	Alere, Inc. (b)	6,506,931
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	92,125
58,200	Edwards Lifesciences Corporation (b)	5,247,894
561,739	Hologic, Inc. (b)	11,251,632
44,595	iCAD, Inc. (b)	213,610
7,636	iCAD, Inc. (Locked-up until 12/31/12) (Restricted) (a) (b)	34,748
38,597	IDEXX Laboratories, Inc. (b)	3,581,801
62,208	Illumina, Inc. (b)	3,458,143
830,292	Medwave, Inc. (b) (c)	0
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
98,184	Thermo Fisher Scientific, Inc.	6,262,175
		39,630,320

The accompanying notes are an integral part of these schedule of investments.

SHARES		VALUE
	Pharmaceuticals – 8.9%
219,176	Endo Pharmaceuticals Holdings, Inc. (b)	$5,757,753
143,718	Ironwood Pharmaceuticals, Inc. (b)	1,593,833
180,080	Medivation, Inc. (b)	9,212,893
296,620	Merck & Co., Inc.	12,143,623
56,068	Sanofi, Contingent Value Rights (expiration 12/31/20) (b)	95,596
115,629	Shire plc (f)	10,658,681
401,482	Warner Chilcott plc	4,833,843
		44,296,222
	TOTAL COMMON STOCKS AND WARRANTS (Cost $348,181,624)	449,232,665

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT – 1.0%
$4,846,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $4,846,003, 0.01%, dated 12/31/12, due 01/02/13 (collateralized by U.S. Treasury Bond 4.500%, due 02/15/36, market value $4,944,372)	4,846,000
	TOTAL SHORT-TERM INVESTMENT (Cost $4,846,000)	4,846,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.0% (Cost $390,977,443)	485,953,836

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b)– 1.8%
	Biotechnologies/Biopharmaceuticals – 1.1%
1	Targegen Milestone Interest	5,449,980
	Medical Devices and Diagnostics – 0.7%
1	Interlace Medical Milestone Interest	2,458,242
1	Xoft Milestone Interest	962,526
		3,420,768
	TOTAL MILESTONE INTERESTS (Cost $6,116,717)	8,870,748
	TOTAL INVESTMENTS - 99.8% (Cost $397,094,160)	494,824,584
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	954,937
	NET ASSETS - 100%	$495,779,521

(a)	Security fair valued.
(b)	Non-income producing security.

The accompanying notes are an integral part of these schedule of investments.

(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $26,826,430).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these schedule of investments.

H&Q HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2012

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 to value the Fund’s net assets.  For the period ended December 31, 2012, there were no transfers between levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$8,027,462	$8,027,462
Healthcare Services			6,462,135	6,462,135
Medical Devices and Diagnostics			17,385,574	17,385,574
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$265,475,784		926	265,476,710
Drug Delivery	6,153,396		1,669,968	7,823,364
Drug Discovery Technologies	9,078,628		18	9,078,646
Generic Pharmaceuticals	53,897,360		—	53,897,360
Healthcare Services	28,158,933		871,110	29,030,043
Medical Devices and Diagnostics	39,503,308		127,012	39,630,320
Pharmaceuticals	44,296,222		—	44,296,222
Short-Term Investment	—	$4,846,000	—	4,846,000
Milestone Interests
Biotechnologies/Biopharmaceuticals	—	—	5,449,980	5,449,980
Medical Devices and Diagnostics	—	—	3,420,768	3,420,768
Other Assets	—	—	1,336,826	1,336,826
Total	$446,563,631	$4,846,000	$44,751,779	$496,161,410

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2012	Realized gain/loss and change in unrealized appreciation (depreciation)	Cost of purchases	Proceeds from sales	Net transfers in (out of) Level 3	Balance as of December 31, 2012
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$7,610,613	$(358,049)	$774,898	$—	$—	$8,027,462
Healthcare Services	7,546,888	(1,084,753)	—	—	—	6,462,135
Medical Devices and Diagnostics	16,352,410	800,473	232,691	—	—	17,385,574
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	1,198	(272)	—	—	—	926
Drug Delivery	2,226,632	(556,664)	—	—	—	1,669,968
Drug Discovery Technologies	18	—	—	—	—	18
Healthcare Services	2,499,997	410,900	964,944	(3,004,731)	—	871,110
Medical Devices and Diagnostics	112,238	14,774		—	—	127,012
Milestone Interests
Biotechnologies/Biopharmaceuticals	5,312,778	137,202	—	—	—	5,449,980
Medical Devices and Diagnostics	3,413,953	6,160	655	—	—	3,420,768
Other Assets	1,811,743	—	319,933	(794,850)	—	1,336,826
Total	$46,888,468	$(630,229)	$2,293,121	$(3,799,581)	$—	$44,751,779

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2012						$(1,134,965)

The following is a quantitative disclosure about significant unobserable inputs used in the determination of the fair value of level three assets.

Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Private Companies and Other Restricted Securities	$1,797,767	Public market price based	Estimate of time to liquidity	3 months
			Discount for lack of marketability	5%
	22,175,966	Capital asset pricing model based	Revenue growth rate	10%-183%
			Price to sales multiple	1.6-3.75
	10,336,308	Independent valuation based	Revenue growth rate	9.2%-14.00%
			Weighted average cost of capital	15.5%-27.5%
			Discount rate	20%
			Relief of royalty rate	5%-6%
	10,441,738	Probability adjusted value based	Probability of events	50%-95%
			Timing of events	0.5-5 years

$44,751,779

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used as of December 31, 2012.

Federal Income Tax Cost

At December 31, 2012, the cost of securities for Federal income tax purposes was $397,094,160. The net unrealized gain on securities held by the Fund was $97,730,424, including gross unrealized gain of $136,685,366 and gross unrealized loss of $38,954,942.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2012 were as follows:

Issuer	Value on September 30, 2012	Purchases	Sales	Income	Value on December 31, 2012

CardioKinetix, Inc.	$2,345,759				$2,345,759
Dynex Technologies, Inc.	559,775				559,775
EBI Life Sciences, Inc.	16,266				16,266
Euthymics Biosciences, Inc.	3,750,368	$387,449			3,779,964
IlluminOss Medical, Inc.	1,725,000	—			1,725,000
IntelliPharmaCeutics International, Inc.	3,604,782	—			2,914,984
Magellan Diagnostics, Inc	2,131,188	—			2,131,188
Medwave, Inc.	0	—			0
Neurovance, Inc.	287,608	387,449			674,861
Palyon Medical Corporation	2,631,361	—		$14,871	2,631,361
PHT Corporation	7,546,888	—		—	6,462,135
Veniti, Inc.	3,267,875	—		—	3,585,137
	$27,866,870	$774,898	$—	$14,871	$26,826,430

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 9% of the Fund’s net assets at December 31, 2012.

At December 31, 2012, the Fund had commitments of $3,608,319 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2012. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
A.P. Pharma, Inc. Warrants (expiration 7/01/16)	6/30/11		$1,236	$0.28		$1,283,400
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		2,378,400	0.00		0
Series D Cvt. Pfd.	12/10/10		784,228	0.01		34,468
Series E Cvt. Pfd.	9/14/11		1,156,249	0.19		2,311,291
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Warrants (expiration 7/07/21)	7/07/11		69	0.00		0
Celladon Corporation Series A-1 Cvt. Pfd.	1/27/12		3,334,159	0.45		3,322,364
Cercacor Laboratories, Inc. Common	3/31/98		0	0.58		92,125
Ceres, Inc. Warrants (expiration 9/05/15)	9/05/07		28	0.34		926
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/2012	††	287,751	0.18		559,775
Warrants (expiration 4/01/19)	1/03/2012	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/2012	††	7	0.00		0
EBI Life Sciences, Inc. Series A Cvt. Pfd.	12/29/11	††	19,566	0.00	†	16,266
Euthymics Biosciences, Inc. Series A Cvt. Pfd.	7/14/10 - 5/21/12		3,795,513	0.92		3,779,964
iCAD, Inc. Common (Locked-up until 12/31/12)	1/05/11	††	0	4.55		34,748
IlluminOss Medical, Inc. Series C-1 Cvt. Pfd.	9/26/12		1,725,000	0.38		1,725,000
InnovaCare Health, Inc. Common	12/21/12	††	964,944	3.92		871,110
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11		165	0.09		41,418
Warrants (expiration 2/01/16)	1/31/11		165	0.75		345,150
Interlace Medical Milestone Interest	1/14/11		1,081,031	2,458,242		2,458,242
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,924,893	0.66		2,403,211
Series D Cvt. Pfd.	12/21/12		102,891	0.64		102,891
MacroGenics, Inc. Series D Cvt. Pfd.	9/04/08		1,318,295	0.65		234,007
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,762,968	0.69		2,131,188
Warrants (expiration 4/01/19)	4/03/09		515	0.00		0
Warrants (expiration 5/06/19)	5/12/09		41	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	291,587	0.08		287,608
Series A-1 Cvt. Pfd.	10/11/12		387,449	0.08		387,253
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,973,641	0.14		1,893,861
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
Cvt. Promissory Note	4/25/12		737,833	100.00		737,500
PHT Corporation
Series D Cvt. Pfd.	7/23/01		4,206,264	0.78		4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04		941,783	1.55		1,866,606
Series F Cvt. Pfd.	7/21/08		122,594	2.65		395,529
Songbird Hearing, Inc. Common	12/14/00		3,004,861	0.67		139
Targegen Milestone Interest	7/20/10		4,192,557	5,449,980		5,449,980
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07		3,002,748	0.01		652
Series I Cvt. Pfd.	7/08/05		579,958	0.01		1,495
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		2,370,681	0.30		1,416,000
Warrants (expiration 7/12/17)	07/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Cvt. Promissory Note	07/12/12		483,401	100.00		483,105
Veniti, Inc. Series A Cvt. Pfd.	2/28/11		3,260,896	0.96		3,585,137
Xoft Milestone Interest	1/05/11		843,130	962,526		962,526
Zyomyx, Inc. Common	2/19/99 - 1/12/04		3,902,233	0.25		18

			$51,940,171			$43,414,953

(#)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	February 22, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	February 22, 2013